Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2013
Property And Equipment Tables
Schedule of Property and Equipment
	Cost $	Accumulated depreciation $	June 30, 2013 Net carrying value $	December 31, 2012 Net carrying value $

Computer equipment	2,011	329	1,682	–